FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognized during the year:
Realized gain / (loss)	$ (94)	$ 8	$ 1
Unrealized gain / (loss)	84	(1,858)	866
Total gain / (loss), before tax	(10)	(1,850)	867
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(1,165)	(1,287)	556
of which: debt issued designated at fair value	(1,188)	(1,297)	453
of which: other financial liabilities designated at fair value	$ 23	$ 10	$ 103